Related party transactions - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended
	Sep. 24, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of transactions between related parties [line items]
Percentage of shares outstanding		25.90%		25.90%
Wider Retention Incentive Program
Disclosure of transactions between related parties [line items]
Total key management compensation	$ 2,600,000
Additional funding	$ 250,000,000
Lifezone Metals | Directors Fee
Disclosure of transactions between related parties [line items]
Related party transactions, amount		$ 31,777	$ 22,000	$ 86,777	$ 68,750